Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of financial instruments	The effects of the cash flow hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2020	December 31, 2019
USD - cross currency interest rate swaps
Carrying amount of liability	(89.5)	(18.5)
Notional amount (USD)	$926.00	$935.6
Maturity date	5/15/2022	5/15/2022
Change in fair value of outstanding hedging instruments since January 1	(71.0)	7.1
Loss/(gain) in value of hedged item used to determine effectiveness	71.0	(7.1)
Weighted average hedged rate for the year	1.11	1.11

The effects of the net investment hedging instruments on the Company's financial position and performance are as follows:

All amounts stated in €m, unless otherwise stated	December 31, 2020	December 31, 2019
UK cross-currency interest rate swaps hedge
Carrying amount of cross-currency interest rate swaps	14.3	2.4
Notional amount (GBP)	£220.2	£222.5
Maturity Date	5/15/2022	5/15/2022
Change in fair value of cross-currency interest rate swaps as a result of foreign currency movements since January 1	13.5	(13.2)
(Gain)/loss in value of hedged item used to determine hedge effectiveness	(13.5)	13.2
Weighted average hedged rate for the year	1.19	1.19
position and performance are as follows:

As at December 31, 2020	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	SEK/USD	Other Currencies
	€m	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of (liability)/asset	(21.9)	(3.7)	1.4	(4.0)	(2.6)	(0.5)
Notional amount	249.0	53.5	159.0	77.3	14.1	16.8
Fair value (gains)/losses of outstanding hedging instruments since January 1	(20.6)	(2.0)	8.5	(4.2)	(2.2)	0.8
Weighted average hedge rate for the year	1.13	1.28	1.12	0.09	0.10	0.21

As at December 31, 2019	EUR/USD	GBP/USD	GBP/EUR	SEK/EUR	Other Currencies
	€m	€m	€m	€m	€m
Derivative financial instruments - forward currency contracts
Carrying amount of asset/(liability)	2.1	(1.7)	(8.3)	(0.3)	(0.3)
Notional amount	220.6	56.5	217.4	70.1	42.3
Fair value (gains)/losses of outstanding hedging instruments since January 1	10.5	(0.7)	(10.9)	2.1	0.2
Weighted average hedge rate for the year	1.14	1.28	1.12	0.09	0.21
Financial instruments

Categories of financial instruments
The following table shows the carrying amount of each Statement of Financial Position class split into the relevant category of financial instrument as defined in IFRS 9 'Financial Instruments'.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2020	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	141.2	—	—	—	—	141.2
Derivative financial instruments	—	—	2.9	19.8	—	22.7
Cash and cash equivalents	393.2	—	—	—	—	393.2
Short - term investments	—	25.0	—	—	—	25.0
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(601.1)	(601.1)
Derivative financial instruments	—	—	(0.2)	(124.8)	—	(125.0)
Loans and borrowings (1)	—	—	—	—	(1,765.7)	(1,765.7)
Total	534.4	25.0	2.7	(105.0)	(2,366.8)	(1,909.7)

(1) Loans and borrowings excludes €6.9 million of deferred borrowing costs which are included within €1,758.8 million of total loans and borrowings in Note 21.

	Financial assets at amortized cost	Financial Assets at Fair Value through profit or loss	Derivatives at fair value through profit or loss	Derivatives designated in hedge relationships	Financial liabilities at amortized cost	Total
2019	€m	€m	€m	€m	€m	€m
Assets
Trade receivables	143.6	—	—	—	—	143.6
Derivative financial instruments	—	—	1.0	20.4	—	21.4
Cash and cash equivalents	747.4	78.7	—	—	—	826.1
Short - term investments	—	25.0	—	—	—	25.0
Liabilities
Trade and other payables excluding non-financial liabilities	—	—	—	—	(483.4)	(483.4)
Derivative financial instruments	—	—	—	(44.9)	—	(44.9)
Loans and borrowings (2)	—	—	—	—	(1,884.2)	(1,884.2)
Total	891.0	103.7	1.0	(24.5)	(2,367.6)	(1,396.4)

(2) Loans and borrowings excludes €8.9 million of deferred borrowing costs which are included within €1,875.3 million of total non-current loans and borrowings in Note 21.
Fair values
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, Nomad uses various methods including market, income and cost approaches. Based on these approaches, Nomad utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about risk and the risks inherent in the inputs to the valuation technique. These inputs may be readily observable, market corroborated, or generally unobservable inputs.  The fair value hierarchy ranks the quality and reliability of the information used to determine fair values.
Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1—Quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.
Level 2—Observable inputs other than Level 1 including quoted prices for similar assets or liabilities, quoted prices in less active markets, or other observable inputs that can be corroborated by observable market data.
Level 3—Unobservable inputs supported by little or no market activity for financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation; also includes observable inputs for non binding single dealer quotes not corroborated by observable market data. Where market information is not available to support internal valuations, reviews of third party valuations are performed.
While Nomad believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
The following is a description of the valuation methodologies and assumptions used for estimating the fair values of financial instruments held by the Company.

(i)Derivative financial instruments
Derivative financial instruments are held at fair value. There is no difference between carrying value and fair value. The valuation technique utilized by the Company maximizes the use of observable market data where it is available. All significant inputs required to fair value the instrument are observable. The Company has classified its derivative financial instruments as level 2 instruments as defined in IFRS 13 ‘Fair value measurement’.

(ii)Trade and other payables/receivables
The notional amount of trade and other payables/receivables are deemed to be carried at fair value, short term and settled in cash.

(iii)Cash and cash equivalents
The carrying value of cash and cash equivalents is deemed to equal fair value.

(iv)Short-term investments
Short-term investments are valued using inputs that are derived principally from or corroborated by observable market data. The Company has classified these as level 2 instruments as defined in IFRS 13 “Fair value measurement”.

(v)Interest bearing loans and liabilities
The fair value of secured notes is determined by reference to price quotations in the active market in which they are traded. They are classified as level 1 instruments. The fair value of the senior loans is calculated by discounting the expected future cash flows at the year end’s prevailing interest rates. They are classified as level 2 instruments. There is no requirement to determine or disclose the fair value of lease liabilities.

	Fair value		Carrying value
	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
	€m	€m	€m	€m
Senior EUR/USD loans	1,300.4	1,396.9	1,295.1	1,371.9
Other external debt	0.2	3.3	0.2	3.3
2024 fixed rate senior secured notes	405.8	411.3	400.0	400.0
Less deferred borrowing costs	—	—	(6.9)	(8.9)
	1,706.4	1,811.5	1,688.4	1,766.3

Derivatives

	As at December 31, 2020	As at December 31, 2019
	€m	€m
Cross Currency Interest Rate Swaps	17.2	17.5
Forward foreign exchange contracts	5.5	3.9
Total assets	22.7	21.4
Cross Currency Interest Rate Swaps	(89.5)	(32.8)
Forward foreign exchange contracts	(35.5)	(12.1)
Total liabilities	(125.0)	(44.9)
Total	(102.3)	(23.5)
Offsetting of derivatives
Derivative contracts are held under International Swaps and Derivatives Association (ISDA) agreements with financial institutions. An ISDA is an enforceable master netting agreement that permits the Company to settle net in the event of default.
The following table sets out the carrying amounts of recognized financial instruments that are subject to the above agreements.

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2020	€m	€m	€m
Derivatives - assets	22.7	(22.7)	—
Derivatives - liabilities	(125.0)	22.7	(102.3)

	Gross amount of financial instruments as presented upon balance sheet	Related financial instruments that are offset	Net amount
As at Dec 31, 2019	€m	€m	€m
Derivatives - assets	21.4	(21.4)	—
Derivatives - liabilities	(44.9)	21.4	(23.5)

Disclosure of maturity analysis for derivative financial liabilities
The tables below show a maturity analysis of contractual undiscounted cash flows prepared using forward interest rates where applicable, showing items at the earliest date on which the Company could be required to pay the liability:

2020	2021	2022	2023	2024	2025	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	7.8	7.8	7.8	1,683.1	—	—	1,706.5
Borrowings-interest	46.6	46.8	47.2	20.4	—	—	161.0
Forward contracts Sell	677.3	—	—	—	—	—	677.3
Forward contracts Buy	(647.5)	—	—	—	—	—	(647.5)
Cross Currency Interest Rate Swaps Pay	38.5	1,135.9	—	—	—	—	1,174.4
Cross Currency Interest Rate Swaps Receive	(34.6)	(1,059.0)	—	—	—	—	(1,093.6)
Lease Liabilities	17.2	13.6	9.9	6.2	5.2	28.1	80.2
Trade and other payables excluding non-financial liabilities	601.1	—	—	—	—	—	601.1
Total	706.4	145.1	64.9	1,709.7	5.2	28.1	2,659.4

2019	2020	2021	2022	2023	2024	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	10.8	9.6	8.6	8.6	1,753.4	—	1,791.0
Borrowings-interest	61.1	59.8	59.4	59.1	25.0	—	264.4
Forward contracts Sell	666.2	—	—	—	—	—	666.2
Forward contracts Buy	(658.5)	—	—	—	—	—	(658.5)
Cross Currency Interest Rate Swaps Pay	38.8	38.6	1,138.4	—	—	—	1,215.8
Cross Currency Interest Rate Swaps Receive	(49.4)	(48.2)	(1,136.0)	—	—	—	(1,233.6)
Lease Liabilities	16.8	15.2	13.3	7.5	7.0	85.7	145.5
Trade and other payables excluding non-financial liabilities	483.4	—	—	—	—	—	483.4
Total	569.2	75.0	83.7	75.2	1,785.4	85.7	2,674.2

Disclosure of maturity analysis for non-derivative financial liabilities
The tables below show a maturity analysis of contractual undiscounted cash flows prepared using forward interest rates where applicable, showing items at the earliest date on which the Company could be required to pay the liability:

2020	2021	2022	2023	2024	2025	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	7.8	7.8	7.8	1,683.1	—	—	1,706.5
Borrowings-interest	46.6	46.8	47.2	20.4	—	—	161.0
Forward contracts Sell	677.3	—	—	—	—	—	677.3
Forward contracts Buy	(647.5)	—	—	—	—	—	(647.5)
Cross Currency Interest Rate Swaps Pay	38.5	1,135.9	—	—	—	—	1,174.4
Cross Currency Interest Rate Swaps Receive	(34.6)	(1,059.0)	—	—	—	—	(1,093.6)
Lease Liabilities	17.2	13.6	9.9	6.2	5.2	28.1	80.2
Trade and other payables excluding non-financial liabilities	601.1	—	—	—	—	—	601.1
Total	706.4	145.1	64.9	1,709.7	5.2	28.1	2,659.4

2019	2020	2021	2022	2023	2024	Over 5 years	Total
	€m	€m	€m	€m	€m	€m	€m
Borrowings-principal	10.8	9.6	8.6	8.6	1,753.4	—	1,791.0
Borrowings-interest	61.1	59.8	59.4	59.1	25.0	—	264.4
Forward contracts Sell	666.2	—	—	—	—	—	666.2
Forward contracts Buy	(658.5)	—	—	—	—	—	(658.5)
Cross Currency Interest Rate Swaps Pay	38.8	38.6	1,138.4	—	—	—	1,215.8
Cross Currency Interest Rate Swaps Receive	(49.4)	(48.2)	(1,136.0)	—	—	—	(1,233.6)
Lease Liabilities	16.8	15.2	13.3	7.5	7.0	85.7	145.5
Trade and other payables excluding non-financial liabilities	483.4	—	—	—	—	—	483.4
Total	569.2	75.0	83.7	75.2	1,785.4	85.7	2,674.2